Annual Fund Operating Expenses - FPA Queens Road Value ETF - FPA Queens Road Value ETF	Sep. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.55%)	[2]
Net Expenses (as a percentage of Assets)	0.75%	[1],[2]

[1]	“Other expenses” and “acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse the Fund for operating expenses in excess of 0.73% of average daily net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, for a period of two years following the reorganization of the Predecessor Fund (defined below). These fee waivers and/or expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund prior to the Predecessor Fund’s reorganization for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund’s Board of Trustees upon written notice to the adviser.